Organization - Additional Information (Details) $ / shares in Units, ¥ in Thousands		12 Months Ended
	Oct. 02, 2020 CNY (¥)	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 shares	Oct. 02, 2020 $ / shares shares	Aug. 18, 2020 $ / shares shares	Jul. 31, 2020 $ / shares shares
Organization [Line Items]
Number of ordinary shares acquired							36,860,590
Shares price per share | $ / shares							$ 5.43
VIEs
Organization [Line Items]
Percentage of revenue contribution by VIE		94.00%	93.00%	93.00%
Class A Ordinary Shares
Organization [Line Items]
Common stock, shares, issued		401,576,883	359,099,633
Common stock, shares, outstanding		400,259,749	358,376,753
Ordinary shares, voting rights		one vote
Class B
Organization [Line Items]
Common stock, shares, issued		329,223,723	373,459,748
Common stock, shares, outstanding		329,223,723	368,500,979
Number of shares exchanged		13,786,652	12,421,850	5,993,740
Ordinary shares, voting rights		15 votes
Common stock, terms of conversion		Each share of Class B ordinary shares is entitled to 15 votes and is convertible into one Class A ordinary share at any time by the holder thereof.
Class B | Mr. Jing Ju
Organization [Line Items]
Common stock, shares, outstanding		29,740,978
Number of shares repurchased and retired		708,395
Pre IPO Private Placements
Organization [Line Items]
Number of ordinary shares acquired						119,796,921
Shares price per share | $ / shares						$ 5.43
Common stock, shares, issued						9,215,147
Number of shares sold and transferred from existing shareholders						110,581,774
IPO | American Depositary Shares
Organization [Line Items]
Shares price per share | $ / shares					$ 13.50
Number of ADS offered					40,000,000
IPO | Class A Ordinary Shares
Organization [Line Items]
Common stock, shares, issued					80,000,000
Conversion of outstanding shares					338,584,043
IPO | Class B
Organization [Line Items]
Conversion of outstanding shares					386,208,174
Concurrent Private Placement | American Depositary Shares
Organization [Line Items]
Shares price per share | $ / shares					$ 13.50
Number of ADS offered					10,000,000
Concurrent Private Placement | Class A Ordinary Shares
Organization [Line Items]
Common stock, shares, issued					20,000,000
Underwriter's Option | American Depositary Shares
Organization [Line Items]
Shares price per share | $ / shares					$ 13.50
Number of ADS offered					6,000,000
Underwriter's Option | Class A Ordinary Shares
Organization [Line Items]
Common stock, shares, issued					12,000,000
IPO and Concurrent Private Placement and Underwriters Option
Organization [Line Items]
Net proceed from IPO | ¥	¥ 4,871,804
Share Depositary Bank | Class A Ordinary Shares
Organization [Line Items]
Common stock, shares, issued		3,200,000	2,100,000
Consideration received for issuance of ordinary shares | $		$ 0	$ 0